Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-3

Distribution Number	14
Beginning Date of Collection Period	1-Dec-07
Ending Date of Collection Period	31-Dec-07
Distribution Date	22-Jan-08
Previous Distribution Date	20-Dec-07
Floating-Rate Certificates Interest Period Beginning On	20-Dec-07
Floating-Rate Certificates Interest Period Ending On	21-Jan-08

Funds Disbursement
Collected Funds (including Servicing Fee)	18,488,527.31
Available Distribution Amount	18,027,678.00
Principal Collections	11,848,693.34

Net Interest Collections	6,178,984.66

Interest Collections	6,635,898.79
Principal recoveries	3,935.18
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	460,849.31

Disbursements	18,488,527.31
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	4,117,757.99
Principal Distribution Amount to Certificateholders	12,358,428.27
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	1,551,491.74
Servicing Fee after Compensating Interest (to Servicer)	460,849.31

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	1,106,038,340.45
Principal Collections (including repurchases)	11,848,693.34
Realized Loss	509,734.93
Ending Pool Balance	1,093,679,912.18

Certificate Balance
Beginning Certificate Balance	868,575,111.66
Certificate Paydown	12,358,428.27
Applied Realized Loss Amount	0.00
Ending Certificate Balance	856,216,683.39

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.20%
Loss rate (% of beginning balance, net of principal recoveries)	0.55%
Net yield	6.65%
Realized Losses (including recoveries)	505,799.75
Cumulative Realized Losses	2,740,615.33
Cumulative Loss Percentage	0.19%
Delinquent Loans:
One payment principal balance of loans	24,180,171.05
One payment number of loans	175
Two payments principal balance of loans	5,267,438.38
Two payments number of loans	36
Three payments plus principal balance of loans	16,298,321.27
Three payments plus number of loans	120
One Payment Delinquency Percentage (for related Collection Period)	2.21%
Two Payment Delinquency Percentage (for related Collection Period)	0.48%
Two Payment Plus Delinquency Percentage (for related Collection Period)	1.97%
Two Payment Plus Rolling Average (for such Distribution Date)	1.70%
Three Payment Plus Delinquency Percentage (for related Collection Period)	1.49%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	6,071,773.37
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.56%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	8,673
Number outstanding end of period	8,579
Principal balance of all REO as of the end of the Collection Period	3,132,292.15
Number of loans that went into REO during the Collection Period	5
Principal balance of loans that went into REO during the Collection Period	846,435.00
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization

Beginning OC Amount	237,463,228.79
Realized Loss	509,734.93
OC Release Amount	0.00
Extra Principal Distribution Amount	509,734.93
Ending OC Amount	237,463,228.79

Target OC Amount	237,463,228.79
Interim OC Amount	236,953,493.86
Interim OC Deficiency	509,734.93

Monthly Excess Cashflow	2,061,226.67

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	1,176,010,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	72.806922%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	4.94875%
Class A-1F Formula Rate (5.98%)	5.98000%
Class A-1F Pass-Through Rate	5.98000%
Class A-1V Formula Rate (1-mo. Libor plus 8 bps)	5.02875%
Class A-1V Pass-Through Rate	5.02875%
Class A-2F Formula Rate (5.66%)	5.66000%
Class A-2F Pass-Through Rate	5.66000%
Class A-2V Formula Rate (1-mo. Libor plus 13 bps)	5.07875%
Class A-2V Pass-Through Rate	5.07875%
Class A-3F Formula Rate (5.63%)	5.63000%
Class A-3F Pass-Through Rate	5.63000%
Class A-3V Formula Rate (1-mo. Libor plus 16 bps)	5.10875%
Class A-3V Pass-Through Rate	5.10875%
Class A-4 Formula Rate (1-mo. Libor plus 24 bps)	5.18875%
Class A-4 Pass-Through Rate	5.18875%
Class M-1 Formula Rate (1-mo. Libor plus 26 bps)	5.20875%
Class M-1 Pass-Through Rate	5.20875%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.24875%
Class M-2 Pass-Through Rate	5.24875%

Net Rate Cap for Fixed Rate Certificates	7.45070%
Net Rate Cap for Floating Rate Certificates	6.77336%

Class A-1F Certficateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	255,200,000.00
1. Total Distributions per $1,000	25.174265
2. Principal Distributions per $1,000	23.048169
3. Interest Distribution per $1,000	2.126096

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.98000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	542,579.76
4. Class A-1F Interest Paid	542,579.76
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	108,878,881.93
2. Class A-1F Principal Due	5,881,892.75
3. Class A-1F Principal Paid	5,881,892.75
4. Class A-1F Certificate Principal Amount, EOP	102,996,989.18

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP

40.359322%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	9.417471%
7. Class A-1F Certificate principal distribution percentage	47.594181246%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	281,000,000.00
1. Total Distributions per $1,000	25.014853
2. Principal Distributions per $1,000	23.048169
3. Interest Distribution per $1,000	1.966683

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.02875%
2. Days in Accrual Period	33

3. Class A-1V Interest Due	552,638.05
4. Class A-1V Interest Paid	552,638.05

5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	119,886,229.73
2. Class A-1V Principal Due	6,476,535.52
3. Class A-1V Principal Paid	6,476,535.52
4. Class A-1V Certificate Principal Amount, EOP	113,409,694.21

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP	40.359322%

6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	10.369551%
7. Class A-1V Certificate principal distribution percentage	52.405818754%

Class A-2F Certficateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	78,500,000.00
1. Total Distributions per $1,000	4.716667
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.716667

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.66000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	370,258.33
4. Class A-2F Interest Paid	370,258.33
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	78,500,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	78,500,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP	100.000000%

6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	7.177603%
7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.655521
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.655521

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.07875%
2. Days in Accrual Period	33

3. Class A-2V Current Interest Due	465,552.08
4. Class A-2V Current Interest Paid	465,552.08
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP	100.000000%

6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	9.143443%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	66,300,000.00
1. Total Distributions per $1,000	4.691667
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.691667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.63000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	311,057.50
4. Class A-3F Interest Paid	311,057.50
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	66,300,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	66,300,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP	100.000000%

6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	6.062103%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.683021
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.683021

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.10875%
2. Days in Accrual Period	33

3. Class A-3V Interest Due	468,302.08
4. Class A-3V Interest Paid	468,302.08
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP	100.000000%

6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	9.143443%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	170,620,000.00
1. Total Distributions per $1,000	4.756354
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.756354

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.18875%
2. Days in Accrual Period	33

3. Class A-4 Interest Due	811,529.15
4. Class A-4 Interest Paid	811,529.15
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	170,620,000.00

2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	170,620,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.000000%

6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	15.600543%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	72,090,000.00
1. Total Distributions per $1,000	4.774687
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.774687

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.20875%
2. Days in Accrual Period	33

3. Class M-1 Interest Due	344,207.22
4. Class M-1 Interest Paid	344,207.22
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	72,090,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	72,090,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.000000%

7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	6.591508%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00

10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	52,300,000.00
1. Total Distributions per $1,000	4.811354
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.811354

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.24875%
2. Days in Accrual Period	33

3. Class M-2 Interest Due	251,633.82
4. Class M-2 Interest Paid	251,633.82
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	52,300,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	52,300,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.000000%

7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.782021%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2006-3

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of October 26, 2006 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-3, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on January 22, 2008.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of January,2008

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer